Cover	Jul. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2021
Entity File Number	001-36534
Entity Registrant Name	Iradimed Corporation
Entity Central Index Key	0001325618
Entity Tax Identification Number	73-1408526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1025 Willa Springs Dr.
Entity Address, City or Town	Winter Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32708
City Area Code	407
Local Phone Number	677-8022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	IRMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false